Loss Per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (275,977)	$ (39,465)	¥ (229,776)	¥ (301,700)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted-average number of ordinary shares outstanding, Basic	146,665	146,665	134,367	121,494
Weighted-average number of ordinary shares outstanding, Diluted	146,665	146,665	134,367	121,494
Loss per share, Basic | (per share)	¥ (1.88)	$ (0.27)	¥ (1.71)	¥ (2.48)
Loss per share, Diluted | (per share)	¥ (1.88)	$ (0.27)	¥ (1.71)	¥ (2.48)
Common Class A [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (202,541)	$ (28,963)	¥ (163,038)	¥ (204,787)
Net loss attributable to ordinary shareholders	¥ (202,541)	$ (28,963)	¥ (163,038)	¥ (204,787)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted-average number of ordinary shares outstanding, Basic	107,638,000	107,638,000	95,340,000	82,467,000
Weighted-average number of ordinary shares outstanding, Diluted	107,638,000	107,638,000	95,340,000	82,467,000
Loss per share, Basic | (per share)	¥ (1.88)	$ (0.27)	¥ (1.71)	¥ (2.48)
Loss per share, Diluted | (per share)	¥ (1.88)	$ (0.27)	¥ (1.71)	¥ (2.48)
Common Class B [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (73,436)	$ (10,502)	¥ (66,738)	¥ (96,913)
Net loss attributable to ordinary shareholders	¥ (73,436)	$ (10,502)	¥ (66,738)	¥ (96,913)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted-average number of ordinary shares outstanding, Basic	39,027,000	39,027,000	39,027,000	39,027,000
Weighted-average number of ordinary shares outstanding, Diluted	39,027,000	39,027,000	39,027,000	39,027,000
Loss per share, Basic | (per share)	¥ (1.88)	$ (0.27)	¥ (1.71)	¥ (2.48)
Loss per share, Diluted | (per share)	¥ (1.88)	$ (0.27)	¥ (1.71)	¥ (2.48)